UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment                   [_];  Amendment Number: ______

     This Amendment (Check only one.):    [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hound Partners, LLC
Address:    101 Park Avenue, 48th Floor
            New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Auerbach
Title:   Managing Member
Phone:   212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York       August 13, 2009
-----------------------     -----------------------    ----------------------
     [Signature]               [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $280,031
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number          Name

       1.         028-13192                     Hound Partners, LP
       2.         028-13191                     Hound Partners Offshore Fund, LP





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

                                                      FORM 13F INFORMATION TABLE
                                                        Hound Partners, L.L.C.


COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4    COLUMN 5          COLUMN 6       COLUMN 7         COLUMN 8

                                                          VALUE    SHARES/   SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION     MANAGERS    SOLE   SHARED NONE
----------------              --------------   --------- --------  --------  --- ----  ----------     --------    ----   ------ ----
ABOVENET INC                  COM              00374N107   20,892    257,995 SH       SHARED-DEFINED  (1),(2)    257,995
AMERICAN TOWER CORP           CL A             029912201    9,066    287,545 SH       SHARED-DEFINED  (1),(2)    287,545
ARABIAN AMERN DEV CO          COM              038465100    2,327    694,568 SH       SHARED-DEFINED  (1),(2)    694,568
CHIMERA INVT CORP             COM              16934Q109   16,117  4,618,100 SH       SHARED-DEFINED  (1),(2)  4,618,100
COVANTA HLDG CORP             COM              22282E102   12,919    761,708 SH       SHARED-DEFINED  (1),(2)    761,708
ECHOSTAR CORP                 CL A             278768106    7,535    472,734 SH       SHARED-DEFINED  (1),(2)    472,734
GOOGLE INC                    CL A             38259P508   21,972     52,117 SH       SHARED-DEFINED  (1),(2)     52,117
GREAT LAKES DREDGE & DOCK CO  COM              390607109   12,404  2,594,977 SH       SHARED-DEFINED  (1),(2)  2,594,977
HECKMANN CORP                 COM              422680108   10,988  2,930,000 SH       SHARED-DEFINED  (1),(2)  2,930,000
HECKMANN CORP                 *W EXP 11/09/201 422680116    1,145  1,940,997 SH       SHARED-DEFINED  (1),(2)  1,940,997
HQ SUSTAINABLE MARITIM IND I  COM NEW          40426A208    5,577    609,520 SH       SHARED-DEFINED  (1),(2)    609,520
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100   19,623    434,415 SH       SHARED-DEFINED  (1),(2)    434,415
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500   47,192  1,767,500 SH       SHARED-DEFINED  (1),(2)  1,767,500
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   12,290    325,000 SH       SHARED-DEFINED  (1),(2)    325,000
MYRIAD PHARMACEUTICALS INC    COM              62856H107    2,689    578,354 SH       SHARED-DEFINED  (1),(2)    578,354
PETROHAWK ENERGY CORP         COM              716495106   22,719  1,018,806 SH       SHARED-DEFINED  (1),(2)  1,018,806
STATOILHYDRO ASA              SPONSORED ADR    85771P102    2,353    119,000 SH       SHARED-DEFINED  (1),(2)    119,000
TRAILER BRIDGE                COM              892782103    1,432    295,960 SH       SHARED-DEFINED  (1),(2)    295,960
TRANSDIGM GROUP INC           COM              893641100   33,630    929,006 SH       SHARED-DEFINED  (1),(2)    929,006
USEC INC                      COM              90333E108    2,607    490,000 SH       SHARED-DEFINED  (1),(2)    490,000
VIROPHARMA INC                COM              928241108   14,554  2,454,269 SH       SHARED-DEFINED  (1),(2)  2,454,269






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